Debt (Long-Term Debt Table) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Capital lease obligations (average rates of 6.3% and 6.8%, respectively)	$ 352	$ 332
Unamortized discount, net of premium	(271)	(224)
Total long-term debt, including current maturities	53,218	52,794
Long-term debt maturing within one year	2,915	7,542
Total long-term debt	50,303	45,252
1.25% - 3.50% Notes Payable And Other [Member] | Verizon Communications [Member]
Debt Instrument [Line Items]
Notes payable and other	6,900
Interest rate range, minimum	1.25%
Interest rate range, maximum	3.50%
Maturity date range, start	2013
Maturity date range, end	2021
4.35% - 5.50% Notes Payable And Other [Member] | Verizon Communications [Member]
Debt Instrument [Line Items]
Notes payable and other	7,832	6,062
Interest rate range, minimum	4.35%
Interest rate range, maximum	5.50%
Maturity date range, start	2013
Maturity date range, end	2041
5.55% - 6.90% Notes Payable And Other [Member] | Verizon Communications [Member]
Debt Instrument [Line Items]
Notes payable and other	11,043	10,441
Interest rate range, minimum	5.55%
Interest rate range, maximum	6.90%
Maturity date range, start	2016
Maturity date range, end	2041
7.35% - 8.95% Notes Payable And Other [Member] | Verizon Communications [Member]
Debt Instrument [Line Items]
Notes payable and other	6,642	7,677
Interest rate range, minimum	7.35%
Interest rate range, maximum	8.95%
Maturity date range, start	2018
Maturity date range, end	2039
Floating Notes Payable And Other [Member] | Verizon Communications [Member]
Debt Instrument [Line Items]
Notes payable and other	1,000
Debt instrument maturity date	2014
Floating Notes Payable And Other [Member] | Verizon Wireless [Member]
Debt Instrument [Line Items]
Notes payable and other		1,250
5.25% - 5.55% Notes Payable And Other [Member] | Verizon Wireless [Member]
Debt Instrument [Line Items]
Notes payable and other	4,250	7,000
Interest rate range, minimum	5.25%
Interest rate range, maximum	5.55%
Maturity date range, start	2012
Maturity date range, end	2014
7.38% - 8.88% Notes Payable And Other [Member] | Verizon Wireless [Member]
Debt Instrument [Line Items]
Notes payable and other	5,081	5,975
Interest rate range, minimum	7.38%
Interest rate range, maximum	8.88%
Maturity date range, start	2013
Maturity date range, end	2018
6.50% - 7.88% Assumed Notes [Member] | Verizon Wireless [Member]
Debt Instrument [Line Items]
Notes payable and other	2,315	2,315
Interest rate range, minimum	6.50%
Interest rate range, maximum	7.88%
Maturity date range, start	2012
Maturity date range, end	2032
4.63% - 7.00% Debentures [Member] | Telephone Subsidiaries [Member]
Debt Instrument [Line Items]
Notes payable and other	4,045	7,937
Interest rate range, minimum	4.63%
Interest rate range, maximum	7.00%
Maturity date range, start	2012
Maturity date range, end	2033
7.15% - 7.88% Debentures [Member] | Telephone Subsidiaries [Member]
Debt Instrument [Line Items]
Notes payable and other	1,449	1,449
Interest rate range, minimum	7.15%
Interest rate range, maximum	7.88%
Maturity date range, start	2012
Maturity date range, end	2032
8.00% - 8.75% Debentures [Member] | Telephone Subsidiaries [Member]
Debt Instrument [Line Items]
Notes payable and other	880	880
Interest rate range, minimum	8.00%
Interest rate range, maximum	8.75%
Maturity date range, start	2019
Maturity date range, end	2031
6.84% - 8.75% Debentures And Other [Member] | Other Subsidiaries [Member]
Debt Instrument [Line Items]
Notes payable and other	$ 1,700	$ 1,700
Interest rate range, minimum	6.84%
Interest rate range, maximum	8.75%
Maturity date range, start	2018
Maturity date range, end	2028
Average Rates For Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Capital Lease Weighted Average Interest Rate	6.30%	6.80%